Document and Entity Information	Nov. 09, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	Evolution Petroleum Corp
Entity Incorporation, State or Country Code	NV
Entity File Number	001-32942
Entity Tax Identification Number	41-1781991
Entity Address, Address Line One	1155 Dairy Ashford Road
Entity Address, Adress Line Two	Suite 425
Entity Address, City or Town	Houston
Entity Address State Or Province	TX
Entity Address, Postal Zip Code	77079
City Area Code	713
Local Phone Number	935-0122
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	EPM
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0001006655
Amendment Flag	false